RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Employee stock option
Disclosure of transactions between related parties [line items]
Shares issued on exercise of options (in shares) | shares	1,280,000	0	0	0
Share options, expiration period	5 years
Employee stock option | Share options, first tranche
Disclosure of transactions between related parties [line items]
Vesting period	12 months
Share options, vesting percentage	27.50%
Employee stock option | Share options, second tranche
Disclosure of transactions between related parties [line items]
Vesting period	24 months
Share options, vesting percentage	27.50%
Employee stock option | Share options, third tranche
Disclosure of transactions between related parties [line items]
Vesting period	36 months
Share options, vesting percentage	45.00%
TFG Marine
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions | $		$ 534.3	$ 392.5	$ 434.4